Accumulated other comprehensive loss - Schedule of Amounts Reclassified From AOCI to Net Loss (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total cost of revenues	$ 2,589	$ 2,404	$ 6,702	$ 6,562	$ 8,634	$ 8,908	$ 8,254
Other non-operating income, net	0	11	(2)	7	55	36	(9)
Income tax expense (benefit)	150	155	226	293	368	361	366
Net income	(543)	(552)	(884)	(981)	(1,273)	(955)	(1,107)
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income	(1)	0	(6)	5	25	(10)	1
Net Change in Fair Value of Effective Portion of Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total cost of revenues	(2)	(7)	(6)	(1)	(26)	(48)	1
Income tax expense (benefit)	1	(1)	2	(1)	7	12	0
Net income	(1)	(8)	(4)	(2)	(19)	(36)	1
Actuarial Losses and Prior Service Costs for Defined Benefit Pension Plans and Other Postretirement Benefit Plans [Member] | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other non-operating income, net	(1)	10	(3)	9	58	34	0
Income tax expense (benefit)	1	(2)	1	(2)	(14)	(8)	0
Net income	$ 0	$ 8	$ (2)	$ 7	$ 44	$ 26	$ 0